Commitments and Contingencies (Details 2) (USD $)		1 Months Ended		12 Months Ended											12 Months Ended						12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 Commodity Trading and Milling D	Dec. 31, 2012 Hog procurement contracts	Dec. 31, 2012 Hog procurement contracts Pork segment	Dec. 31, 2011 Hog procurement contracts Pork segment	Dec. 31, 2010 Hog procurement contracts Pork segment	Dec. 31, 2012 Grain and feed ingredients	Dec. 31, 2012 Grain purchase contracts for resale	Dec. 31, 2012 Fuel supply contract	Dec. 31, 2012 Equipment purchases and facility improvements	Dec. 31, 2012 Construction of new dry bulk vessels	Dec. 31, 2012 Other purchase commitments	Dec. 31, 2012 Total firm purchase commitments	Dec. 31, 2012 Vessel, time and voyage-charters	Dec. 31, 2012 Vessel, time and voyage-charters Marine	Dec. 31, 2011 Vessel, time and voyage-charters Marine	Dec. 31, 2010 Vessel, time and voyage-charters Marine	Dec. 31, 2012 Vessel, time and voyage-charters Marine Minimum	Dec. 31, 2012 Vessel, time and voyage-charters Marine Maximum	Dec. 31, 2012 Contract grower finishing agreements	Dec. 31, 2012 Contract grower finishing agreements Pork segment	Dec. 31, 2011 Contract grower finishing agreements Pork segment	Dec. 31, 2010 Contract grower finishing agreements Pork segment	Dec. 31, 2012 Other operating lease payments	Dec. 31, 2011 Other operating lease payments	Dec. 31, 2010 Other operating lease payments
Commitments
2013	$ 1,238,131,000		$ 187,555,000				$ 120,308,000	$ 665,192,000	$ 85,279,000	$ 48,814,000	$ 4,150,000	$ 17,521,000	$ 1,128,819,000	$ 77,846,000						$ 11,883,000				$ 19,583,000
2014	257,258,000		118,035,000				4,317,000				70,550,000	144,000	193,046,000	36,558,000						11,156,000				16,498,000
2015	163,720,000		105,410,000				3,700,000					45,000	109,155,000	30,282,000						9,689,000				14,594,000
2016	131,100,000		87,767,000									34,000	87,801,000	19,021,000						9,997,000				14,281,000
2017	112,374,000		69,047,000									35,000	69,082,000	18,993,000						9,831,000				14,468,000
Thereafter	268,108,000		4,358,000									131,000	4,489,000	81,869,000						9,241,000				172,509,000
Contract period																		1 year	12 years
Number of dry bulk vessels to be built		4
Cost of dry bulk vessels to be built		83,000,000
Amount paid under the down payment		8,300,000																			13,641,000	13,037,000	13,752,000
Amount paid under the contract				190,471,000	181,383,000	183,982,000									88,110,000	87,895,000	57,606,000
Operating Leases
Rental expense for operating leases																								29,224,000	25,916,000	24,835,000
Conditional and Unconditional Commitments
Incentive payments for achieving certain performance standards																					1,500,000
Amount paid under the down payment		$ 8,300,000																			$ 13,641,000	$ 13,037,000	$ 13,752,000